Fair Value Measurements - Additional Information (Detail) $ in Millions	12 Months Ended
Feb. 28, 2019 USD ($) Vendor
Fair Value Disclosures [Abstract]
Transfers out of level 3 | $	$ 0
Number of primary vendors | Vendor	1
Investments that are communicated to the third party for consideration of reasonableness, threshold limit for fair values	0.50%